Contract Liabilities (Customer Advances)	12 Months Ended
Dec. 31, 2022
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract Liabilities (Customer Advances)	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31, 2022	December 31, 2021
Contract liabilities	$1,994,236	$1,796,939
Less: Contract liabilities presented under long-term liabilities	217,075	293,984
	$1,777,161	$1,502,955

During the year ended December 31, 2022, the Company recognized approximately $835,780 of its contract liabilities.

As for guarantees and liens, see Notes 21D, 21G and 21H.